Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income	$ 109,876	$ 147,246	$ 166,555
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	282,769	209,118	159,723
Accretion of convertible notes	1,461	388
Loss (gain) on disposal of property, plant and equipment	83	(253)	1,227
Loss (gain) on change in fair value of derivatives	(23,785)	(50,001)	22,218
Allowance for credit losses	7,615	9,874	1,250
Share-based compensation	8,808	12,350	10,682
Changes in operating assets and liabilities:
Accounts receivable trade	(284,785)	65,379	51,670
Amounts due from subsidiaries	(68,912)	26,828	(17,347)
Prepaid expenses and other current assets	(85,754)	(72,188)	33,283
Other non-current assets	20,357	(11,913)	(24,037)
Accounts payable	11,023	(89,180)	209,175
Amounts due to subsidiaries	(171)	(9,773)	(5,798)
Liability for uncertain tax positions	(7,281)	(623)	(4,775)
Net deferred tax assets	(67,386)	(21,439)	(12,455)
Net settlement of derivatives	31,886	33,054	(27,012)
Net cash provided by (used in) operating activities	(408,254)	(120,541)	600,111
Investing activities:
Net cash used in investing activities	(429,570)	(319,662)	(294,102)
Financing activities:
Repayment of short-term borrowings	(1,879,884)	(1,561,597)	(1,649,721)
Net proceeds from issuance of common shares	148,510
Proceeds from changes in ownership interests in subsidiaries without change of control	10,003	261,332	11,488
Net proceeds from issuance of convertible notes			(127,500)
Payments for repurchase of common shares		(5,963)	(11,845)
Proceeds from exercise of stock options		1,035	875
Net cash provided by (used in) financing activities	614,071	823,501	(34,614)
Effect of exchange rate changes	18,320	50,997	(6,965)
Net increase (decrease) in cash, cash equivalents and restricted cash	(205,433)	434,295	264,430
Cash, cash equivalents and restricted cash at the beginning of the year	1,639,715	1,205,420	940,990
Cash, cash equivalents and restricted cash at the end of the year	1,434,282	1,639,715	1,205,420
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	71,006	78,747	85,362
Parent Company | Reportable Legal Entities [Member]
Operating activities:
Net income	95,248	146,703	171,585
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	150	156	154
Accretion of convertible notes	1,461	388
Loss on disposal of subsidiaries			116,879
Loss (gain) on change in fair value of derivatives	(4,043)	(25,341)	5,193
Allowance for credit losses		357	(83)
Equity in earnings of subsidiaries	(101,385)	(171,293)	(308,597)
Share-based compensation	8,808	12,350	10,682
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(206,892)	287,865	(43,630)
Prepaid expenses and other current assets	17,353	(13,183)	17,012
Other non-current assets	(4,907)	28,459	(1,158)
Amounts due to subsidiaries	(42,224)	(340,502)	183,675
Other current liabilities	(27,293)	31,809	(2,707)
Liability for uncertain tax positions	(5,915)	306	408
Net deferred tax assets	805	(468)	(1,292)
Net settlement of derivatives	4,633	19,517	(11,125)
Net cash provided by (used in) operating activities	(264,201)	(22,877)	136,996
Investing activities:
Investments in subsidiaries	(138,456)	(126,487)	(36,146)
Investments in affiliates	(5,273)	(2,766)	(2,483)
Funding of loans to subsidiaries	(201,192)	(264,848)	(40,600)
Repayment of loans from interest receivables	253,816	20,485	12,809
Net cash used in investing activities	(91,105)	(373,616)	(66,420)
Financing activities:
Repayment of short-term borrowings	(80,000)	30,000
Proceeds long-term borrowings			50,000
Funding of loans from a subsidiary	280,000
Net proceeds from issuance of common shares	148,510
Proceeds from changes in ownership interests in subsidiaries without change of control		224,553
Net proceeds from issuance of convertible notes		222,826
Payments for repurchase of convertible notes			(127,500)
Payments for repurchase of common shares		(5,963)	(11,845)
Proceeds from exercise of stock options		1,035	875
Net cash provided by (used in) financing activities	348,510	472,451	(88,470)
Effect of exchange rate changes	(797)	(43,246)	11,110
Net increase (decrease) in cash, cash equivalents and restricted cash	(7,593)	32,712	(6,784)
Cash, cash equivalents and restricted cash at the beginning of the year	35,025	2,313	9,097
Cash, cash equivalents and restricted cash at the end of the year	27,432	35,025	2,313
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 20,272	$ 7,966	$ 4,644